Convertible senior notes - Capitalisation Rate (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Loans and borrowings
Borrowing costs capitalised		$ 1,866
Convertible senior notes
Loans and borrowings
Borrowing costs capitalised	$ 1,866	$ 1,866
Capitalisation rate applied		7.0595%